Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Compensation Related Costs [Abstract]
Schedule of fair value assumptions

Valuation date (the date of granting)	May 4, 2020	May 4, 2020
Number of shares	300,000	300,000
Vesting date	July 15, 2021	July 15, 2022
Maturity date	July 15, 2026	July 15, 2027
Fair value per share	$1.00	$1.00
Exercise price per share	$0.50	$0.50
Risk free rate	0.46%	0.46%
Dividend yield	0.00%	0.00%
Exercise multiple	2.80	2.80
Expected terms (years) from the date of granting	6.20	7.20
Expected volatility	48.73%	47.74%
Value per Option	$0.612	$0.632

Valuation date (the date of granting)	May 4, 2020	May 4, 2020
Number of shares	300,000	300,000
Vesting date	July 15, 2021	July 15, 2021
Maturity date	July 15, 2026	July 15, 2027
Fair value per share	$1.00	$1.00
Exercise price per share	$0.50	$0.50
Risk free rate	0.46%	0.46%
Dividend yield	0.00%	0.00%
Exercise multiple	2.80	2.80
Expected terms (years) from the date of granting	6.20	7.20
Expected volatility	48.73%	47.74%
Value per Option	$0.612	$0.632

Valuation date (the date of granting)	May 4, 2020	May 4, 2020
Number of shares	300,000	300,000
Vesting date	July 15, 2021	July 15, 2021
Maturity date	July 15, 2026	July 15, 2027
Fair value per share	$1.00	$1.00
Exercise price per share	$0.50	$0.50
Risk free rate	0.46%	0.46%
Dividend yield	0.00%	0.00%
Exercise multiple	2.80	2.80
Expected terms (years) from the date of granting	6.20	7.20
Expected volatility	48.73%	47.74%
Value per Option	$0.611983	$0.632

Schedule of stock-based compensation plan

	Number of Shares (post-Reverse Stock Split)	Average Exercise Price per Share (post-Reverse Stock Split)	Weighted Average Remaining Contractual Term in Years

Outstanding as of April 1, 2021	600,000	$0.5	N/A
Exercisable as of April 1, 2021	—	—	—

Granted	—	N/A	N/A
Exercised	(300,000)	$0.5	N/A
Forfeited	—	N/A	N/A
Outstanding as of April 1, 2022	300,000	$0.5	5.4
Exercisable as of April 1, 2022	—	$—	—

Granted	—	N/A	N/A
Exercised	—	N/A	N/A
Forfeited	—	N/A	N/A
Outstanding as of March 31, 2023	300,000	$0.5	N/A
Exercisable as of March 31, 2023	300,000	$0.5	N/A

	Number of Shares (post-Reverse Stock Split)	Average Exercise Price per Share (post-Reverse Stock Split)		Weighted Average Remaining Contractual Term in Years

Outstanding as of April 1, 2020	—	$	N/A	N/A
Exercisable as of April 1, 2020	—		N/A	N/A

Granted	600,000		$0.5	N/A
Exercised	—		—	—
Forfeited	—		—	—
Outstanding as of April 1, 2021	600,000		0.5	N/A
Exercisable as of April 1, 2021	—		—	—
	-		-
Granted	—		N/A	N/A
Exercised	(300,000)		$0.5	N/A
Forfeited	—		N/A	N/A
Outstanding as of March 31, 2022	300,000		$0.5	5.4
Exercisable as of March 31, 2022	—		$—	—